Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	474.8	466.8
Common stock, shares outstanding (in shares)	474.8	466.8